INCOME TAXES - UNITED STATES TAX REFROM (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provisional tax expense	$ 223	$ 30		$ 34
United States BEAT tax			$ 43	0	$ 0
Impact of United States tax reform			$ 2	2,045	0
Deferred income tax provision				3,100
Deferred income tax asset benefit				$ 1,100
Reduction in tax amount					$ 200